Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The condensed consolidated financial statements include accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position as of June 30, 2021 and December 31, 2020 and results of operations and cash flows for the six months ended June, 2021 and 2020.

Basis of Presentation
The consolidated financial statements include accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all adjustments necessary for the fair presentation of the Company’s financial position, results of operations, cash flows and footnotes as of December 31, 2020 and 2019, and for the years then ended.

Unaudited Interim Financial Information
Unaudited Interim Financial Information
The accompanying balance sheet as of June 30, 2021, the condensed consolidated statements of operations, condensed consolidated statements of comprehensive loss, the condensed consolidated statements of redeemable convertible preferred stock and stockholders’ deficit for the six months ended June 30, 2021 and 2020 and statements of cash flows for the six months ended June 30, 2021 and 2020, and accompanying these statements notes are unaudited. These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited annual financial statements and, in the opinion of management, reflect all adjustments necessary for the fair presentation of these statement. The accompanying balance sheet as of December 31, 2020 was derived from the audited consolidated financial statements as of that date. Certain disclosures have been condensed or omitted from the unaudited interim condensed consolidated financial statements.
The results for the six months ended June 30, 2021 are not necessarily indicative of results to be expected for the year ending December 31, 2021, any other interim periods, or any future year or period. The accompanying interim unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the related notes thereto for the year ended December 31, 2020.
The accompanying interim unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the related notes thereto for the year ended December 31, 2020.

Foreign Currency
Foreign Currency
The Company determined that the local currency is the functional currency for its foreign operations. Assets and liabilities of the subsidiary are translated to United States dollars using the current exchange rate at the balance sheet date. Revenues and expenses are translated using the average exchange rate during the period. Cumulative translation adjustments related to the subsidiary are reflected as a separate component of stockholders’ deficit. Net gains and losses resulting from foreign currency transactions are included in other income (expense), net in the accompanying consolidated statement of operations.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, expenses and disclosure of contingent assets and liabilities. The most significant estimates are related to the valuation of common stock, stock-based awards, preferred stock, preferred stock warrant and intangible assets acquired and the valuation of and provisions for income taxes and contingencies. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under related circumstances. The estimates form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates.

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and expenses during the reporting period. The most significant estimates are related to the valuation of common stock, stock-based awards, derivative instruments and the valuation of and provisions for income taxes and contingencies. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates.

Segments
Segments
Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company has one operating segment because its CODM, who is its Chief Executive Officer, reviews Company’s financial information on a consolidated basis for purposes of making decisions regarding allocating resources and assessing performance. The Company has no segment managers who are held accountable by the CODM for operations, operating results, and planning of components below the consolidated level.

Segments
Operating segments are defined as components of an entity where discrete financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as one operating segment because its CODM, who is its Chief Executive Officer, reviews its financial information on a consolidated basis for purposes of making decisions regarding allocating resources and assessing performance. The Company has no segment managers who are held accountable by the CODM for operations, operating results, and planning for levels of components below the consolidated unit level.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company’s financial instruments consist of cash and cash equivalents, short-term investments, other receivables, accounts payable, accrued liabilities, short-term and long-term debt, redeemable convertible preferred stock, common stock warrants and redeemable convertible preferred stock warrants. The carring amounts of cash and cash equivalents, short-term investments, other receivables, accounts payable, and accrued and other current liabilities approximates their fair values due to the short time to the expected receipt or payment. The carrying amount of the Company’s short-term debt approximates its fair value as the effective interest rate approximates market rates currently available to the Company. Common stock warrants were initially recorded at the value allocated to them and not subject to remeasurement in subsequent periods. At initial recognition, the Company recorded the redeemable convertible preferred stock warrant liability on the balance sheet at its fair value. The redeemable convertible preferred stock warrant liability was subject to remeasurement at each balance sheet date, with changes in fair value recognized as a component of other income, net in the condensed consolidated statements of operations.

Fair Value of Financial Instruments
The Company’s financial instruments consist of cash and cash equivalents, other receivables, accounts payable, accrued liabilities, short-term and long-term debt, derivative instruments and common stock warrants.
The Company states other receivables, accounts payable, and accrued and other current liabilities at their carrying value, which approximates fair value due to the short time to the expected receipt or payment. The carrying amount of the Company’s short-term debt approximates its fair value as the effective interest rate approximates market rates currently available to the Company. Derivative instruments are carried at fair value based on unobservable market inputs. Common stock warrants were initially recorded at the value allocated to them (see below) and not subject to remeasurement in subsequent periods.
Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments that subject the Company to credit risk consist primarily of cash, cash equivalents and restricted cash, short-term investments and other receivables. At June 30, 2021 and December 31, 2020, cash and cash equivalents consist of cash deposited with domestic and foreign financial institutions that are of high-credit quality. The Company is exposed to credit risk in the event of default by the domestic financial institutions to the extent that cash and cash equivalent deposits are in excess of amounts insured by the Federal Deposit Insurance Corporation. Foreign cash balances are not insured. The Company has not experienced any losses on its deposits since inception. Short-term investments consist of government and corporate debt securities and corporate asset backed securities that carry high-credit ratings and accordingly, minimal credit risk exists with respect to these balances.
The Company’s other receivables are due from a United States government agencies under the Company’s government grant contracts. At June 30, 2021 and December 31, 2020 two agencies accounted for 94% and 89% of the Company’s other receivables, respectively. The Company provides for uncollectible amounts when specific credit problems are identified. In doing so, the Company analyzes historical bad debt trends, debtor creditworthiness, current economic trends, and changes in debtor payment patterns when evaluating the adequacy of the allowance for doubtful accounts.

Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash, cash equivalents and restricted cash, short-term investments and other receivables. At December 31, 2020 and 2019, cash and cash equivalents consist of cash deposited with domestic and foreign financial institutions that are of high-credit quality. The Company is exposed to credit risk in the event of default by the domestic financial institutions to the extent that cash and cash equivalent deposits are in excess of amounts insured by the Federal Deposit Insurance Corporation. Foreign cash balances are not insured. The Company has not experienced any losses on its deposits since inception. Short-term investments consist of government and corporate debt securities and corporate asset backed securities that carry high-credit ratings and accordingly, minimal credit risk exists with respect to these balances.
The Company’s other receivables are due from a United States government agency under the Company’s government grant contracts. At December 31, 2020 these two agencies accounted for 89% of the Company’s other receivables. The Company provides for uncollectible amounts when specific credit problems are identified. In doing so, the Company analyzes historical bad debt trends, debtor creditworthiness, current economic trends, and changes in debtor payment patterns when evaluating the adequacy of the allowance for doubtful accounts.

Cash, Cash Equivalents, and Restricted Cash
Cash, Cash Equivalents, and Restricted Cash
The Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash and cash equivalents. The recorded carrying amount of cash and cash equivalents approximates their fair value. At December 31, 2020 and 2019, restricted cash relates to collateral for a lease obligation.

Marketable Debt Securities
Marketable Debt Securities
The Company classifies marketable debt securities as
available-for-sale
at the time of purchase and reevaluates such classification at each balance sheet date. The Company may sell these securities at any time for use in current operations even if they have not yet reached maturity. As a result, the Company classifies its marketable debt securities, including those with maturities beyond twelve months, as current assets in the consolidated balance sheets. These marketable debt securities are carried at fair value and unrealized gains and losses are recorded in other comprehensive income, which is reflected as a component of stockholders’ deficit. These marketable debt securities are assessed as to whether those with unrealized loss positions are other than temporarily impaired. The Company considers impairments to be other than temporary if they are related to deterioration in credit risk or if it is likely the securities will be sold before the recovery of their cost basis. Realized gains and losses from the sale of marketable debt securities and declines in value deemed to be other than temporary are determined based on the specific identification method. Realized gains and losses are reported in other income, net in the consolidated statements of operations and comprehensive income.

Investment in SummerBio, LLC
Investment in SummerBio, LLC
Following the outbreak of the
COVID-19
pandemic, the Company’s management determined that certain previously developed technology that was accessible to the Company could be repurposed and applied in providing high-volume rapid
COVID-19
diagnostic. To enable the development and deployment of this technology, in May 2020, SummerBio, LLC (“SummerBio”) was established which was 100% beneficially owned by the Company. In August 2020, SummerBio began to generate income through providing the logistical infrastructure for high-volume rapid
COVID-19
testing.
On August 24, 2020 SummerBio raised additional financing through issuing equity instruments to related parties, and changed the structure of its board of directors, as a result of which the Company’s remaining voting interest became approximately 61.5% and the Company lost the ability to nominate majority of the members of SummerBio’s board of directors. The Company maintains significant influence, but not control over SummerBio, as it does not have the ability to direct the decisions that most significantly impact its economic performance. As a result, the Company concluded that on August 24, 2020, it lost control over SummerBio. The Company has determined it is not the primary beneficiary of the investment and therefore accounts for its investment in SummerBio under the equity method of accounting. The Company concluded that its retained interest in SummerBio should be accounted for under the equity method.
Accordingly, the Company deconsolidated SummerBio, recognized its remaining investment in SummerBio at fair value of $5.2 million as an equity method investment, derecognized net liabilities of SummerBio of $1.7 million and recognized the resulting gain on deconsolidation of $6.9 million, which is included in other income on the consolidated statement of operations for the year ended December 31, 2020. The Company recognized its share of earnings of SummerBio for the total amount of $5.8 million as Income from equity method investment on the consolidated statement of operations for the year ended December 31, 2020. As of December 31, 2020, the Company’s ownership interest in SummerBio was approximately 45.5% and it was entitled to nominate one member of SummerBio’s board of directors. The Company is a related party of SummerBio after it lost control over it.
At deconsolidation, the fair value of the Company’s remaining investment in SummerBio was determined by management, with the assistance of a third-party valuation specialist. To calculate total equity value of SummerBio, management used the back-solve method, solving for a total equity value that resulted in Series A preferred unit value consistent with its issuance price of $0.375 per unit. The Company then used option pricing model to calculate its remaining interest in SummerBio. Management also applied discount due to lack of marketability which was calculated at 14.4%. The key assumptions in back-solve option pricing method analysis included:

•	Back-solve security value – Series A preferred units issued at a price per unit of $0.375;

•	Option term – five years based upon the current state of development of SummerBio;

•	Risk-free rate – 0.28%, which represents the five-year constant maturity U.S. Treasury Bonds as of the valuation date;

•	Volatility – stock price volatility was estimated based upon an analysis of historical volatilities of a peer group of companies, which was estimated at 39.5%;

•	Option value allocation percentages – The allocation percentages ranged between 19.2% - 100%.
At December 31, 2020 the Company reviewed its investment in SummerBio for impairment by determining whether events or changes in circumstances indicate that the carrying amount of the investment may not be recoverable. In making this judgment, the Company considered available quantitative and qualitative evidence in evaluating potential impairment of these investments. The Company determined that the carrying value of the investment did not exceeds its fair value and, therefore, there are no indicators that its investment in SummerBio is impaired.

Property and Equipment, net
Property and Equipment, net
Property and equipment, net is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are recorded using the straight-line method over the estimated useful lives of the assets, generally two to ten years. Leasehold improvements and equipment finances under capital leases are amortized over the shorter of the estimated useful life of the asset or the remaining term of the lease.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparing the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the Company determines that the carrying value of long-lived assets may not be recoverable, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. The Company did not record any impairment of long-lived assets in 2020 and 2019.

Leases
Leases
Leases are evaluated and recorded as capital leases if one of the following is true at inception: (a) the present value of minimum lease payments meets or exceeds 90% of the fair value of the asset, (b) the lease term is greater than or equal to 75% of the economic life of the asset, (c) the lease arrangement contains a bargain purchase option, or (d) title to the property transfers to the Company at the end of the lease. The Company records an asset and liability for capital leases at present value of the minimum lease payments based on the incremental borrowing rate. Assets are depreciated over the useful life in accordance with the Company’s depreciation policy while rental payments and interest on the liability are accounted for using the effective interest method.
Leases that are not classified as capital leases are accounted for as operating leases. Operating lease agreements that have tenant improvement allowances are evaluated for lease incentives. For leases that contain escalating rent payments, the Company recognizes rent expense on the straight-line basis over the lease term, with any lease incentives amortized as a reduction of rent expense over the lease term.

Derivative Instruments
Derivative Instruments
The convertible promissory notes issued in December 2018, and January 2019 (“2018 convertible notes” and “2019 convertible notes”) contained embedded features that provided the lenders with multiple settlement alternatives. Certain settlement features provided the lenders the right or the obligation to receive cash or a variable number of shares upon the completion of a capital raising transaction, an initial public offering (“IPO”), change of control, the closing of the sale or other disposition of all or substantially all of the Company’s assets (together with the change of control any such event referred to as “Corporate Transaction”) or default of the Company (the “redemption features”).
Certain redemption features embedded in the convertible notes met the requirements for separate accounting and were accounted for as a single, compound derivative instrument for each round of the convertible notes (“2018 derivative instrument”, and “2019 derivative instrument”). The compound derivative instruments were recorded at fair value at inception and were subject to remeasurement to fair value at each consolidated balance sheet date, with the change in fair value reflected in the consolidated statements of operations. In December 2019, the 2018 and 2019 convertible notes were converted into Series C redeemable convertible preferred stock, and the derivative instruments were settled as part of conversion (see Note 5).

Government Grants
Government Grants
The Company receives payments from government entities under non-refundable
grants in support of the development of its technology and future services offering. US GAAP for profit-oriented entities does not define government grants; nor is there specific guidance applicable to government grants. Under the Company’s accounting policy for government grants and consistent with non-authoritative
guidance, grants are recognized on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate and are presented as a reduction of research and development expenses in the consolidated statement of operations. A grant that is compensation for expenses or losses already incurred, or for which there are no future related costs, is recognized in the consolidated statement of operations in the period in which it becomes receivable as a reduction of research and development expenses.

Research and Development
Research and Development
The Company expenses research and development costs as incurred. Research and development expenses consist primarily of salaries and employee benefits, including stock-based compensation, costs of consulting, equipment and materials and allocations of various overhead and occupancy costs, including facility costs and equipment depreciation.

Selling, General and Administrative
Selling, General and Administrative
Selling, general and administrative expenses include compensation, employee benefits and stock-based compensation for executive management, finance administration, and human resources, allocated facility costs (including rent), professional service fees and other general overhead costs, including allocated depreciation to support the Company’s operations.

Advertising Expense
Advertising Expense
The Company expenses advertising costs as incurred. Advertising expenses for the years ended December 31, 2020 and 2019 were $0.1 million and $0.1 million, respectively, included in selling, general and administrative expenses in the consolidated statements of operations.

Income Taxes
Income Taxes
The Company uses the asset and liability method in accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax expense or benefit is the result of changes in the deferred tax asset and liability. Valuation allowances are established when necessary to reduce deferred tax assets where it is more likely than not that the deferred tax assets will not be realized.
In evaluating the Company’s ability to recover deferred tax assets, the Company considers all available positive and negative evidence, including historical operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction
basis. Based on the level of historical losses, the Company has established a full valuation allowance to reduce its net deferred tax assets to the amount that is more likely than not to be realized.
A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination by the taxing authorities, including resolutions of any related appeals or litigation processes, based on the technical merits of the position.
The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying consolidated statements of operations. Accrued interest and penalties are included within the related liabilities line in the consolidated balance sheets.
Net Loss per Share Attributable to Common Stockholders
Net Loss per Share Attributable to Common Stockholders
Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the redeemable convertible preferred stock, common stock warrants, common stock subject to repurchase, and stock options are considered to be potentially dilutive securities. Basic and diluted net loss attributable to common stockholders per share is presented in conformity with the two-class
method required for participating securities as the redeemable convertible preferred stock is considered a participating security. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. As such, the net loss is attributed entirely to common stockholders. Because the Company has reported a net loss for the reporting periods presented, the diluted net loss per common share is the same as basic net loss per common share for those periods.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss includes all changes in equity (net assets) during the period from nonowner sources. The Company’s comprehensive loss consists of its net loss, its cumulative translation adjustments, and its unrealized gains or losses on available-for-sale
debt securities.

Stock-Based Compensation
Stock-Based Compensation
The Company measures and records the expense related to stock-based payment awards based on the fair value of those awards as determined on the date of grant. The Company recognizes stock-based compensation expense over the requisite service period of the individual grant, generally equal to the vesting period and uses the straight-line method to recognize stock-based compensation, and accounts for forfeitures as they occur. The Company selected the Black-Scholes-Merton (“Black-Scholes”) option-pricing model as the method for determining the estimated fair value for stock options. The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions, which determine the fair value of share-based awards, including the option’s expected term, expected volatility of the underlying stock, risk-free interest rate and expected dividend yield.

Fair Value of Common Stock
Fair Value of Common Stock
The fair value of the Company’s common stock is determined by the board of directors with assistance from management and, in part, on input from an independent third-party valuation firm. The board of directors determines the fair value of common stock by considering a number of objective and subjective factors, including valuations of comparable companies, sales of redeemable convertible preferred stock, operating and financial performance, the lack of liquidity of the Company’s common stock and the general and industry-specific economic outlook.

Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock Warrant
The Company’s redeemable convertible preferred stock warrants require liability classification and accounting as the underlying redeemable convertible preferred stock is considered contingently redeemable and may obligate the Company to transfer assets to the holders at a future date upon occurrence of a deemed liquidation event. The redeemable convertible preferred stock warrants are recorded at fair value upon issuance and are subject to remeasurement to fair value at each balance sheet date, with any changes in fair value recognized in the condensed consolidated statements of operations. The Company will continue to adjust the redeemable convertible preferred stock warrant liability for changes in fair value until the earlier of the exercise or expiration of the redeemable convertible preferred stock warrants, occurrence of a deemed liquidation event or conversion of redeemable convertible preferred stock into common stock.

Redeemable Convertible Preferred Stock
The redeemable convertible preferred stock is recorded outside of permanent equity because while it is not mandatorily redeemable, in the event of certain events considered not solely within the Company’s control, such as a merger, acquisition, and sale of all or substantially all of the Company’s assets (each, a “deemed liquidation event”), the redeemable convertible preferred stock will become redeemable at the option of the holders of at least a majority of the then-outstanding such shares. The Company has not adjusted the carrying values of the redeemable convertible preferred stock to the redemption amount of such shares because it is uncertain whether or when a deemed liquidation event would occur that would obligate the Company to pay the liquidation preferences to holders of shares of redeemable convertible preferred stock. Subsequent adjustments to the carrying values of the liquidation preferences will be made only when it becomes probable that such a deemed liquidation event will occur.

Common Stock Warrants
Common Stock Warrants
Warrants to purchase shares of the Company’s common stock are equity classified and recognized within additional paid-in
capital with no subsequent remeasurement. The amount recognized within additional paid-in
capital is determined by allocating proceeds received and issuance costs incurred between the instruments issued based on their relative fair values.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012. As such the Company is eligible for exemptions from various reporting requirements applicable to other public companies that are not emerging growth companies, including reduced reporting and extended transition periods to comply with new or revised accounting standards for public business entities. The Company has elected to avail itself of this exemption and, therefore, will not be subject to the timeline for adopting new or revised accounting standards for public business entities that are not emerging growth companies, and will follow the transition guidance applicable to private companies.

Emerging Growth Company
The Company is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012. As such the Company is eligible for exemptions from various reporting requirements applicable to other public companies that are not emerging growth companies, including reduced reporting and extended transition periods to comply with new or revised accounting standards for public business entities. The Company has elected to avail themselves of this exemption and, therefore, will not be subject to the timeline for adopting new or revised accounting standards for public business entities that are not emerging growth companies, and will follow the transition guidance applicable to private companies.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In November 2016, the FASB issued an ASU
No. 2016-18,
Statement of Cash Flows: Restricted Cash
. This amendment addresses presentations of total cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period
and
end-of-period
total amounts shown on the statement of cash flows. The Company adopted this update on January 1, 2019. The adoption did not result in a material impact on the Company’s consolidated financial statements.
In June 2018, the FASB issued an ASU
No. 2018-07,
Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting
, that expands the scope to include share-based payment transactions for acquiring goods and services from nonemployees. ASU
No. 2018-07
simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. This update is required to be applied through a cumulative effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The Company adopted the standard on January 1, 2019. The adoption did not result in a material impact on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement
, which changed the disclosure requirements for fair value measurements by removing, adding, and modifying certain disclosures. The Company adopted this update on January 1, 2020, which did not result in a material impact on its consolidated financial statements.

New Accounting Pronouncements Not Yet Adopted
New Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
. In July 2018, the FASB issued ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases
, which provides clarification to ASU
No. 2016-02.
These ASUs require an entity to recognize a lease liability and a ROU asset in the balance sheets for leases with lease terms of more than 12 months. Lessor accounting is largely unchanged, while lessees will no longer be provided with a source of off-balance-sheet
financing. This guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods within fiscal years beginning after December 15, 2022. In July 2018, the FASB issued ASU
No. 2018-11,
Leases (Topic 842): Targeted Improvements
, which allows entities to elect a modified retrospective transition method where entities may continue to apply the existing lease guidance during the comparative periods and apply the new lease requirements through a cumulative effect adjustment in the period of adoptions rather than in the earliest period presented. The Company expects to recognize a right-of-use
asset and corresponding lease liabilities for its lease arrangements upon the adoption of this standard.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables and available-for-sale
debt securities. The guidance is effective for the Company beginning in the first quarter of 2023. The Company is evaluating the impact of adopting this guidance on its condensed consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, that simplifies the accounting for income taxes by eliminating certain exceptions related to the approach for intra-period tax allocation and modified the methodology for calculating income taxes in an interim period. It also clarifies and simplifies other aspects of the accounting for income taxes. The guidance is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022 with early adoption permitted. The Company is evaluating the effect of this guidance on its condensed consolidated financial statements.
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. The guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. The guidance also establishes (1) a general contract modification principle that entities can apply in other areas that may be affected by reference rate reform and (2) certain elective hedge accounting expedients. The amendment is effective for all entities through December 31, 2022. The Company is evaluating the effect of this guidance on its condensed consolidated financial statements.
In January 2020, the FASB issued ASU
2020-01,
Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions Between Topic 321, Topic 323, and Topic 815 — a consensus of the FASB Emerging Issues Task Force
, which makes improvements related to the following two topics: (1) accounting for certain equity securities when the equity method of accounting is applied or discontinued, and (2) scope considerations related to forward contracts and purchased options on certain securities. The guidance is effective for the Company beginning in the first quarter of fiscal year 2022 with early adoption permitted. The Company is evaluating the effect this new guidance on its condensed consolidated financial statements.

New Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
. In July 2018, the FASB issued ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases
, which provides clarification to ASU
No. 2016-02.
These ASUs require an entity to recognize a lease liability and a ROU asset in the balance sheets for leases with lease terms of more than 12 months. Lessor accounting is largely unchanged, while lessees will no longer be provided with a source of off-balance-sheet
financing. This guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods within fiscal years beginning after December 15, 2022. In July 2018, the FASB issued ASU
No. 2018-11,
Leases (Topic 842): Targeted Improvements
, which allows entities to elect a modified retrospective transition method where entities may continue to apply the existing lease guidance during the comparative periods and apply the new lease requirements through a cumulative effect adjustment in the period of adoptions rather than in the earliest period presented. The Company expects to recognize a right-of-use
asset and corresponding lease liabilities for its lease arrangements upon the adoption of this standard.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables and available-for-sale
debt securities. The guidance is effective for the Company beginning in the first quarter of 2023. The Company is evaluating the impact of adopting this guidance on its consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, that simplifies the accounting for income taxes by eliminating certain exceptions related to the approach for intra-period tax allocation and modified the methodology for calculating income taxes in an interim period. It also clarifies and simplifies other aspects of the accounting for income taxes. The guidance is effective for the Company for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022 with early adoption permitted. The Company is evaluating the effect of this guidance on its consolidated financial statements.
In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. The guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued. The guidance also establishes (1) a general contract modification principle that entities can apply in other areas that may be affected by reference rate reform and (2) certain elective hedge accounting expedients. The amendment is effective for all entities through December 31, 2022. The Company is evaluating the effect of this guidance on its consolidated financial statements.
In January 2020, the FASB issued ASU
2020-01,
Investments — Equity Securities (Topic 321), Investments — Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions Between Topic 321, Topic 323, and Topic 815 — a consensus of the FASB Emerging Issues Task Force
, which makes improvements related to the following two topics: (1) accounting for certain equity securities when the equity method of accounting is applied or discontinued, and (2) scope considerations related to forward contracts and purchased options on certain securities. The guidance is effective for the Company beginning in the first quarter of fiscal year 2022 with early adoption permitted. The Company is evaluating the effect this new guidance on its consolidated financial statements.

Asset Acquisitions and Business Combinations
Asset Acquisitions and Business Combinations
Upon an acquisition the Company performs an initial test to determine whether substantially all of the fair value of the gross assets transferred is concentrated in a single identifiable asset or a group of similar identifiable assets, such that the acquisition would not represent a business. If that test suggests that the set of assets and activities is a business, the Company then performs a second test to evaluate whether the assets and activities transferred include inputs and substantive processes that together, significantly contribute to the ability to create outputs, which would constitute a business. If the result of the second test suggests that the acquired assets and activities constitute a business, the Company accounts for the transaction as a business combination.
For transactions accounted for as business combinations, the Company allocates the fair value of acquisition consideration to the acquired identifiable assets and liabilities based on their estimated fair values. Acquisition consideration includes the fair value of any promised contingent consideration. The excess of the fair value of acquisition consideration over the fair value of acquired identifiable assets and liabilities is recorded as goodwill. Contingent consideration is remeasured to its fair value each reporting period with changes in the fair value of contingent consideration recorded in general and administrative expenses. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but inherently uncertain and unpredictable, and as a result, actual results may differ from estimates. In certain circumstances, the allocations of the excess purchase price are based upon preliminary estimates and assumptions and subject to revision when the Company receives final information, including appraisals and other analyses. During the measurement period, which is one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded to earnings. Acquisition-related costs are expensed as incurred.
For transactions accounted for as asset acquisitions, the cost, including certain transaction costs, is allocated to the assets acquired on the basis of relative fair values. The Company generally includes contingent consideration in the cost of the assets acquired only when the uncertainty is resolved. The Company recognizes contingent consideration adjustments to the cost of the acquired assets prospectively using the straight-line method over the remaining useful life of the assets. No goodwill is recognized in asset acquisitions.

Goodwill
Goodwill
Goodwill is recorded when the consideration paid for a business acquisition exceeds the fair value of net identifiable assets and liabilities acquired. Goodwill is measured and tested for impairment annually on the last business day of the fiscal fourth quarter and whenever events or changes in circumstances indicate the carrying amount of goodwill may exceed its implied fair value. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of goodwill’s reporting unit is less than its carrying amount, however the Company may determine to proceed directly to the quantitative impairment test.
If the Company assesses qualitative factors and concludes that it is more likely than not that the fair value of goodwill’s reporting unit is less than its carrying amount or if the Company determines not to use the qualitative assessment, then a quantitative impairment test is performed. The quantitative impairment test requires comparing the fair value of the reporting unit to its carrying value, including goodwill. The Company has identified that its business operates as a single operating segment which is also a single reporting unit for purposes of testing for goodwill impairment. An impairment exists if the fair value of the reporting unit is lower than its carrying value, and the Company would record a goodwill impairment loss in the fiscal quarter in which the determination is made.

Intangible Assets
Intangible assets include identifiable intangible assets, primarily software technologies resulting from acquisitions (see Note 4). Acquired intangible assets are initially recorded at fair value. The fair value of software technologies is estimated on the basis of replacement cost and the fair value of contractual agreements asset is based primarily on the discounted cash flow model. Software technologies are amortized on a straight-line basis over their estimated useful lives, generally 3 to 5 years. The Company’s estimates of useful lives of intangible assets are based on cash flow forecasts which incorporate various assumptions, including forecasted remaini
n
g useful life until technological obsolescence of software.

Contractual Agreements
Contractual Agreements
Contractual agreements asset (see Note 4) is classified as other non-current
assets on the consolidated balance sheet. The Company will amortize the contractual agreements asset in proportion to the estimated incremental cash flows earned under the agreement over an estimated period of three years. The Company expects to begin generating incremental cash flows under the contractual agreements asset in 2024.
The Company reviews the contractual agreements asset for impairment at least annually or whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Recoverability of the contractual agreements asset is measured by comparing the carrying amount of the asset to future net cash flows expected to be generated by the asset. If the Company determines that the carrying value of the asset may not be recoverable, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary
.

Redeemable Convertible Preferred Stock Warrant
Redeemable Convertible Preferred Stock Warrant
The Company’s redeemable convertible preferred stock warrants require liability classification and accounting as the underlying redeemable convertible preferred stock is considered contingently redeemable and may obligate the Company to transfer assets to the holders at a future date upon occurrence of a deemed liquidation event. The redeemable convertible preferred stock warrants are recorded at fair value upon issuance and are subject to remeasurement to fair value at each balance sheet date, with any changes in fair value recognized in the condensed consolidated statements of operations. The Company will continue to adjust the redeemable convertible preferred stock warrant liability for changes in fair value until the earlier of the exercise or expiration of the redeemable convertible preferred stock warrants, occurrence of a deemed liquidation event or conversion of redeemable convertible preferred stock into common stock.

Redeemable Convertible Preferred Stock
The redeemable convertible preferred stock is recorded outside of permanent equity because while it is not mandatorily redeemable, in the event of certain events considered not solely within the Company’s control, such as a merger, acquisition, and sale of all or substantially all of the Company’s assets (each, a “deemed liquidation event”), the redeemable convertible preferred stock will become redeemable at the option of the holders of at least a majority of the then-outstanding such shares. The Company has not adjusted the carrying values of the redeemable convertible preferred stock to the redemption amount of such shares because it is uncertain whether or when a deemed liquidation event would occur that would obligate the Company to pay the liquidation preferences to holders of shares of redeemable convertible preferred stock. Subsequent adjustments to the carrying values of the liquidation preferences will be made only when it becomes probable that such a deemed liquidation event will occur.